Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	27,607	27,770	27,971
Effect of dilutive potential shares: restricted shares and share options (in shares)		87
Weighted average number of shares for diluted earnings per share (in shares)	27,607	27,857	27,971
(Loss)/earnings for basic and diluted earnings per share
(Loss)/earnings for earnings per share from continuing operations	€ (4,485)	€ 4,408	€ (2,190)
(Loss)/earnings for earnings per share from discontinued operations	(3,535)	(1,969)	(4,107)
(Loss)/earnings for basic and diluted earnings per share	€ (8,020)	€ 2,439	€ (6,297)
Basic (loss)/earnings per share
Basic (loss)/earnings per share from continuing operations	€ (0.1625)	€ 0.1587	€ (0.0783)
Loss) per share from discontinued operations	(0.1280)	(0.0709)	(0.1468)
Basic (loss)/earnings per share (in eurocents per share)	(0.2905)	0.0878	(0.2251)
Diluted (loss)/earnings per share
Diluted (loss)/earnings per share from continuing operations	(0.1625)	0.1582	(0.0783)
Diluted loss per share from discontinued operations	(0.1280)	(0.0706)	(0.1468)
Diluted (loss)/earnings per share (in eurocents per share)	€ (0.2905)	€ 0.0876	€ (0.2251)